Financial Instruments - Fair Value Measurements (Details)	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Financial Instruments - Fair Value Measurements [Abstract]
Stock price reduced (in Dollars) | $	$ 25
Share price	$ 0.25
Fair value discount rate	14.90%
Conversion price reverse stock split	$ 10
Fair value reverse stock split	$ 0.6